Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash held in Trust Account – U.S. Money Market		$ 12,841,399	$ 57,340,207
Liabilities:
Warrant liabilities	$ 26,514	17,676	170,867
Fair value measurements at reporting date using: Quoted prices in active markets for identical liabilities (Level 1) [Member]
Assets:
Cash held in Trust Account – U.S. Money Market		12,841,399	57,340,207
Liabilities:
Warrant liabilities
Fair value measurements at reporting date using: Significant other observable inputs (Level 2) [Member]
Assets:
Cash held in Trust Account – U.S. Money Market
Liabilities:
Warrant liabilities	26,514	17,676
Fair value measurements at reporting date using: Significant unobservable inputs (Level 3) [Member]
Assets:
Cash held in Trust Account – U.S. Money Market
Liabilities:
Warrant liabilities			$ 170,867